Correction of immaterial errors	12 Months Ended
Dec. 31, 2023
Correction of immaterial errors [Abstract]
Correction of immaterial errors
19.	Correction of immaterial errors

The combined financial statements previously issued for the years ended December 31, 2022, 2021 and as of January 1, 2021 included errors related to the classification of non-cash transactions in the combined statement of cash flows and errors related to deferred taxes. Such errors are corrected in this combined financial statements and management believes these are immaterial errors to its financial statements taken as a whole.

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The cash flow adjustments include the following: (i) a decrease of interest expense in operating activities and a decrease in the interest paid in financing activities of $241,931,148 for the years ended December 31, 2022, and (ii) a decrease of interest expense in operating activities and a decrease in the interest paid in financing activities of $102,952,238 for the year ended December 31, 2021.

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The deferred tax adjustments as of and for the year ended December 31, 2022 include the following: (i) an increase of the deferred tax liability of $57,837,597, (ii) an increase in income tax expense of $60,221,961 for the year ended December 31, 2022, (iii) an increase in accumulated deficit of $57,837,597 as of December 31, 2022.

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The deferred tax adjustments as of and for the year ended December 31, 2021 include the following  (i) a decrease in the deferred tax liability of $2,384,364, (ii) an increase in income tax expense of $22,754,018, (iii) an decrease in accumulated deficit of $2,384,364 as of December 31, 2021 and (iv) a decrease in accumulated deficit of $25,138,382 as of January 1, 2021.